Warrant liability - Schedule of warrants outstanding (Details)	12 Months Ended
Mar. 31, 2025 shares
Warrants and Rights Note Disclosure [Abstract]
Balance, beginning of period	0
Reclassified from equity	5,243,727
Expired	(2,023,727)
Balance, end of period	3,220,000